Summary of Significant Accounting Policies - Product Warranty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Beginning balance	$ 650	$ 722	$ 762
Adjustments to reserve	40	184
Warranty claims settled	(112)	(224)
Ending balance	$ 650	$ 722